Property, Plant And Equipment	12 Months Ended
Sep. 28, 2013
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
The following table reflects major categories of property, plant and equipment and accumulated depreciation at September 28, 2013, and September 29, 2012:

	in millions
	2013	2012
Land	$100	$101
Building and leasehold improvements	2,945	2,868
Machinery and equipment	5,504	5,208
Land improvements and other	417	408
Buildings and equipment under construction	236	298
	9,202	8,883
Less accumulated depreciation	5,149	4,861
Net property, plant and equipment	$4,053	$4,022

Approximately $418 million will be required to complete buildings and equipment under construction at September 28, 2013.